Notes Payable	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

Note 8 – Notes Payable

Notes Payable

In August 2016, the Company converted a long-time vendor’s outstanding accounts payable balance of $131,722 into a Promissory Note with a three-year term that accrues interest at 5% per annum. The note provides for interest only payments on the first and second anniversaries of the note. The note is payable in full along with any outstanding accrued interest on August 9, 2019. The Company has the right to prepay the note at any time without a premium or penalty which it did in January 2019.  The interest on this note for the six months ended June 30, 2019 was $489. The Note and all accrued interest were paid in full and as of June 30, 2020, the balance is $0.

2018 Convertible Notes Payable

In April and May 2018, the Company issued convertible notes (the “2018 Convertible Notes”) payable to investors in the aggregate principal amount of $895,000. The 2018 Convertible Notes accrued interest at the rate of 9% per annum which is paid in stock. The 2018 Convertible Notes, with an aggregate principal amount of $550,000, were due on January 30, 2021, and 2018 Convertible Notes with an aggregate principal amount of $345,000 were due on March 31, 2021. The notes were convertible into shares of common stock at a price of $6.40 per share, provided, that if the Company completes a subsequent equity financing, the holders of the 2018 Convertible Notes could elect to convert the notes in shares of our common stock at a price equal to 75% of the price paid per share in such subsequent equity financing. During the fourth quarter of 2018, three note holders converted their notes with a value of $200,000 into 32,982 shares of common stock. During the six months ended June 30, 2019, 2 note holders converted principal and accrued interest of $235,000 and $3,723, respectively, into 37,301 shares of common stock.

At inception of issuance, the Company calculated a beneficial conversion feature of the 2018 Convertible Notes in the form of a discount of $895,000; In May 2020, the remaining balance of $396,044, which included the principal balance of $420,000, accrued interest of $94,419, and the conversion discount of $118,375, was repaid. As part of the extinguishment of the 2018 Convertible Notes, the Company issued 2020 Convertible Notes (as described below) to two remaining holders in the amount of 143,640. The remaining balance related to these notes was $116,693, which was comprised of a principal balance of $125,000, accrued interest of $23,318, net of the remaining discount of $31,625. In accordance with ASC 470, the extinguishment for these two holders was accounted for as a modification and no gain or loss was recorded. In May 2020, the remaining balance of $35,483 held by related parties, which included the principal balance of $40,000, accrued interest of $7,355, and conversion discount of $11,872, was repaid.

2020 Convertible Notes Payable

In May and June 2020, the Company issued convertible notes (the “2020 Convertible Notes”) payable to investors in the aggregate principal amount of $3.1 million. The 2020 Convertible Notes accrue interest at the rate of 10% per annum and are due in November and December 2021. The Company calculated a beneficial conversion feature of approximately $182,000 and also incurred professional fees of approximately $324,000 related to this issuance resulting in a total discount related to these two items of approximately $506,000. The notes are convertible into shares of common stock at an exercise price of $5.76 per share, provided, that if the Company completes a subsequent equity financing, the holders of the 2020 Convertible Notes can elect to convert the principal and any accrued but unpaid interest the notes in shares of our common stock at a price equal to the price paid per share in such subsequent equity financing.

In connection with the issuance of the 2020 Convertible Notes, the Company also issued 268,767 unit purchase options to purchase 268,767 units at an exercise price of $8.00 per unit, with each unit consisting of one share of common stock and one warrant to purchase common stock at an exercise price of $9.60 per share. The units and warrants are exercisable for a period of five (5) years from the date of issuance, are subject to a downward provision if the Company issues securities at a lower price, and warrant holders have a right to require the Company to pay cash in the case of a fundamental transaction. In accordance with ASC 815, the Warrants and Options issued in this period were determined to require equity treatment.

In connection with the recent convertible note private placement, INVO agreed to issue the Placement Agent and the selling agent 5-year warrants to purchase 6,750 shares of our common stock at an exercise price of $5.76.

Of the $3.1 in net proceeds received in the offering at June 30, 2020, $1.7 million was allocated to the unit purchase options issued to investors based on their relative fair value. This amount represented a discount on the debt and additional paid-in-capital at the date of issuance.